LEASE - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2023	¥ 9,627	$ 1,396
2024	9,627	1,396
2025	9,627	1,396
2026	9,627	1,396
2027	¥ 9,627	$ 1,396